Equity - Schedule of Outstanding Share Purchase Warrants (Details)	12 Months Ended
Mar. 31, 2026 shares
Schedule of Outstanding Share Purchase Warrants and Fair Value [Abstract]
Number of warrants outstanding, Balance	32,900,000
Early termination (in Shares)	(14,000,000)
Number of warrants outstanding, Balance	18,900,000